Loans - Aging of Recorded Investment in Past Due Loans(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	$ 31,074		$ 31,815
Past due nonaccrual loans and loans past due 90 days or more and accruing	52,932	[1]	61,610	[2]
Total past due	84,006		93,425
Total current	4,759,305		4,540,574
Recorded Investment	4,843,311		4,633,999
Commercial, financial and agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	6,482		1,233
Past due nonaccrual loans and loans past due 90 days or more and accruing	7,508	[1]	13,275	[2]
Total past due	13,990		14,508
Total current	845,763		814,003
Recorded Investment	859,753	[3]	828,511	[3]
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	808		2,168
Past due nonaccrual loans and loans past due 90 days or more and accruing	8,288	[1]	18,274	[2]
Total past due	9,096		20,442
Total current	1,064,087		1,095,596
Recorded Investment	1,073,183	[3]	1,116,038	[3]
Construction real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded Investment	156,199		156,503
SEPH commercial land and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due nonaccrual loans and loans past due 90 days or more and accruing	2,068	[1]
Total past due	2,068
Total current	127
Recorded Investment	2,195
SEPH commercial land and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due nonaccrual loans and loans past due 90 days or more and accruing			4,242	[2]
Total past due			4,242
Total current			1,606
Recorded Investment			5,848
Remaining commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	166
Past due nonaccrual loans and loans past due 90 days or more and accruing	77	[1]	3,463	[2]
Total past due	243		3,463
Total current	115,196		107,642
Recorded Investment	115,439		111,105
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	39		264
Past due nonaccrual loans and loans past due 90 days or more and accruing	68	[1]	75	[2]
Total past due	107		339
Total current	31,113		31,639
Recorded Investment	31,220		31,978
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	21		207
Past due nonaccrual loans and loans past due 90 days or more and accruing	25	[1]	14	[2]
Total past due	46		221
Total current	7,299		7,351
Recorded Investment	7,345		7,572
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	250		900
Past due nonaccrual loans and loans past due 90 days or more and accruing	19,592	[1]	5,659	[2]
Total past due	19,842		6,559
Total current	398,808		401,732
Recorded Investment	418,650		408,291
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	11,146		13,633
Past due nonaccrual loans and loans past due 90 days or more and accruing	10,637	[1]	11,829	[2]
Total past due	21,783		25,462
Total current	1,169,474		1,120,851
Recorded Investment	1,191,257		1,146,313
HELOC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	262		571
Past due nonaccrual loans and loans past due 90 days or more and accruing	387	[1]	402	[2]
Total past due	649		973
Total current	217,069		213,462
Recorded Investment	217,718		214,435
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	596		696
Past due nonaccrual loans and loans past due 90 days or more and accruing	464	[1]	436	[2]
Total past due	1,060		1,132
Total current	26,176		32,841
Recorded Investment	27,236		33,973
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	11,304		12,143
Past due nonaccrual loans and loans past due 90 days or more and accruing	3,818	[1]	3,941	[2]
Total past due	15,122		16,084
Total current	881,005		710,424
Recorded Investment	896,127		726,508
Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total current	3,188		3,427
Recorded Investment	$ 3,188		$ 3,427

[1]	Includes $2.7 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
[2]	Includes $1.7 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
[3]	Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH commercial land and development loans were an immaterial amount of consumer loans that were not broken out by class.